Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Payments under Non-Cancelable Operating Leases
Future minimum payments under
non-cancelable
operating leases for office rental consist of the following as of December 31, 2019:

	RMB	US $
Year ending December 31:
2020	26,068,240	3,744,468
2021	9,061,396	1,301,588
2022 and after	2,253,042	323,629

Total	37,382,678	5,369,685